FRANKLIN TEMPLETON ETF TRUST

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

May 23, 2023

VIA EDGAR SUBMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Franklin Templeton ETF Trust (the “Registrant”)
File Nos. 333-208873 and 811-23124

Dear Sir/Madam:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment Nos. 98/102 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.

The Amendment is being filed to change the following (i) name and ticker symbol from Franklin FTSE Europe Hedged ETF (Ticker: FLEH) to be renamed Franklin FTSE Eurozone ETF (Ticker: FLEU), (ii) underlying index, including the designation of the primary benchmark index, (iii) investment goal, strategies and policies, and (iv) other related changes.

As noted on the facing sheet, the Amendment relates only to the Franklin FTSE Europe Hedged ETF, and the Amendment does not affect the prospectuses or statements of additional information of the Registrant’s other series.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating other timely information contained in the prospectuses and statements of additional information relating to the Funds.

Please direct any inquiries regarding this filing to J. Steven Feinour, Jr. at (215) 564-8000, or in his absence Miranda Sturgis (215) 564-8131, or the address shown above.

Sincerely,

FRANKLIN TEMPLETON ETF TRUST

/s/ NAVID J. TOFIGH

Navid J. Tofigh

Vice President and Secretary

NJT:na